Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Taxes (Tables) [Line Items]
Schedule of reconciliation of the statutory federal income tax rate (benefit) to the Company’s effective tax rate (benefit)
	2021	2020
Net loss before income taxes	$(13,541,416)	$(1,258,290)
Statutory income tax rate	12.2%	12.2%

Income tax recovery at statutory income tax rate	(1,652,053)	(153,511)
Non-deductible expenses	659	138,319
Stock-based compensation	172,566	—
Change in the fair value of option liability	392,143	—
Difference in current and deferred income tax rates	(789,824)	—
Difference in Canadian and Foreign income tax rates	(440,371)	—
Business combination	338,484	—
Other	(71,855)	(929)
Change in valuation allowance	1,922,367	14,517

	$(127,884)	$(1,604)

Current tax (expense) recovery	$575	$(1,604)
Deferred tax recovery	$(128,459)	$—

Deferred Tax Assets (Liabilities)
Other	$(8,969)	$22,249
Non-capital losses	1,986,440	32,855
Valuation allowance	(1,977,471)	(55,104)
	$—	$—

Schedule of non-capital losses expire

2039	$85,576
2041	3,120,785
No expiry	4,668,142

CF ACQUISITION CORP. VI [Member]
Income Taxes (Tables) [Line Items]
Schedule of income tax provision (benefit)
	For the Year Ended December 31, 2021	For the Period from April 17, 2020 (Inception) through December 31, 2020
Current
Federal	$—	$—
State	—	—
Deferred
Federal	(638,081)	—
State	—	—
Change in valuation allowance	638,081	—
Income tax provision expense	$—	$—

Schedule of net deferred tax assets
	December 31,
	2021	2020
Deferred tax asset
Startup/Organizational Costs	$566,509	$—
Deferred Compensation	33,805
Net operating loss carryforwards	37,767	—
Total deferred tax assets	638,081	—
Valuation allowance	(638,081)	—
Deferred tax asset, net of allowance	$—	$—

Schedule of reconciliation of the statutory federal income tax rate (benefit) to the Company’s effective tax rate (benefit)
	For the Year Ended December 31, 2021	For the Period from April 17, 2020 (Inception) through December 31, 2020
Statutory Federal income tax rate	21.0%	—%
Change in fair value of warrant liability	(12.2)%	—
Change in fair value of FPS liability	(5.2)%	—
Change in valuation allowance	(3.6)%	—
Income Taxes Benefit	0.0%	0.0%